Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Accrued pension and severance costs	¥ 767,618	¥ 766,112
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	25,088	25,160
Accrued pension and severance costs	573,301	582,491
Investments and other assets - Other (Prepaid pension and severance costs)	(185,335)	(103,498)
Net amount recognized	413,054	504,153
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accrued expenses (Accrued pension and severance costs)	2,509	1,762
Accrued pension and severance costs	194,317	183,621
Investments and other assets - Other (Prepaid pension and severance costs)	(72,225)	(31,462)
Net amount recognized	¥ 124,601	¥ 153,921